Financial Instruments - Fair Value Gains and Losses from Derivative Financial Instruments (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Gains (losses) on change in fair value of derivatives [line items]
Fair Value Gain (Loss) Through Earnings	$ 432	$ (28)
Cross-currency interest rate swaps [member]
Gains (losses) on change in fair value of derivatives [line items]
Fair Value Gain (Loss) Through Earnings	19	(49)
Hedged interest expense [member] | Cross-currency interest rate swaps [member]
Gains (losses) on change in fair value of derivatives [line items]
Fair Value Gain (Loss) Through Earnings	(21)	(59)
Early redemption of debt securities [member] | Cross-currency interest rate swaps [member]
Gains (losses) on change in fair value of derivatives [line items]
Fair Value Gain (Loss) Through Earnings	$ (2)	$ 10